Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Funds Trust
Entity Central Index Key	0001066602
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000023002
Shareholder Report [Line Items]
Fund Name	Voya GNMA Income Fund
Class Name	Class A
Trading Symbol	LEXNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
AssetsNet	$ 1,110,275,052
Holdings Count | Holding	806
InvestmentCompanyPortfolioTurnover	225.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,110,275,052 # of Portfolio Holdings806 Portfolio Turnover Rate225%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(27.7)%
Asset-Backed Securities	0.0%
Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	58.3%
U.S. Government Agency Obligations	65.8%

Largest Holdings [Text Block]

Top 10 Holdings

Ginnie Mae, 5.000%, 11/20/55	10.0%
Ginnie Mae, 5.500%, 10/20/55	8.6%
Ginnie Mae, 6.000%, 10/20/55	6.8%
Ginnie Mae, 2.000%, 03/20/52	3.0%
Ginnie Mae, 4.500%, 10/20/55	2.6%
Ginnie Mae - Class FE, 5.639%, 01/20/55	2.3%
Ginnie Mae, 2.500%, 03/20/51	2.3%
Ginnie Mae, 2.000%, 12/20/50	2.2%
Ginnie Mae - Class LF, 5.639%, 06/20/55	1.8%
Ginnie Mae, 3.000%, 10/20/51	1.8%

C000023004
Shareholder Report [Line Items]
Fund Name	Voya GNMA Income Fund
Class Name	Class C
Trading Symbol	LEGNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$81	1.59%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.59%
AssetsNet	$ 1,110,275,052
Holdings Count | Holding	806
InvestmentCompanyPortfolioTurnover	225.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,110,275,052 # of Portfolio Holdings806 Portfolio Turnover Rate225%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(27.7)%
Asset-Backed Securities	0.0%
Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	58.3%
U.S. Government Agency Obligations	65.8%

Largest Holdings [Text Block]

Top 10 Holdings

Ginnie Mae, 5.000%, 11/20/55	10.0%
Ginnie Mae, 5.500%, 10/20/55	8.6%
Ginnie Mae, 6.000%, 10/20/55	6.8%
Ginnie Mae, 2.000%, 03/20/52	3.0%
Ginnie Mae, 4.500%, 10/20/55	2.6%
Ginnie Mae - Class FE, 5.639%, 01/20/55	2.3%
Ginnie Mae, 2.500%, 03/20/51	2.3%
Ginnie Mae, 2.000%, 12/20/50	2.2%
Ginnie Mae - Class LF, 5.639%, 06/20/55	1.8%
Ginnie Mae, 3.000%, 10/20/51	1.8%

C000023005
Shareholder Report [Line Items]
Fund Name	Voya GNMA Income Fund
Class Name	Class I
Trading Symbol	LEINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$27	0.54%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%
AssetsNet	$ 1,110,275,052
Holdings Count | Holding	806
InvestmentCompanyPortfolioTurnover	225.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,110,275,052 # of Portfolio Holdings806 Portfolio Turnover Rate225%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(27.7)%
Asset-Backed Securities	0.0%
Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	58.3%
U.S. Government Agency Obligations	65.8%

Largest Holdings [Text Block]

Top 10 Holdings

Ginnie Mae, 5.000%, 11/20/55	10.0%
Ginnie Mae, 5.500%, 10/20/55	8.6%
Ginnie Mae, 6.000%, 10/20/55	6.8%
Ginnie Mae, 2.000%, 03/20/52	3.0%
Ginnie Mae, 4.500%, 10/20/55	2.6%
Ginnie Mae - Class FE, 5.639%, 01/20/55	2.3%
Ginnie Mae, 2.500%, 03/20/51	2.3%
Ginnie Mae, 2.000%, 12/20/50	2.2%
Ginnie Mae - Class LF, 5.639%, 06/20/55	1.8%
Ginnie Mae, 3.000%, 10/20/51	1.8%

C000122009
Shareholder Report [Line Items]
Fund Name	Voya GNMA Income Fund
Class Name	Class R6
Trading Symbol	VGMBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 1,110,275,052
Holdings Count | Holding	806
InvestmentCompanyPortfolioTurnover	225.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,110,275,052 # of Portfolio Holdings806 Portfolio Turnover Rate225%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(27.7)%
Asset-Backed Securities	0.0%
Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	58.3%
U.S. Government Agency Obligations	65.8%

Largest Holdings [Text Block]

Top 10 Holdings

Ginnie Mae, 5.000%, 11/20/55	10.0%
Ginnie Mae, 5.500%, 10/20/55	8.6%
Ginnie Mae, 6.000%, 10/20/55	6.8%
Ginnie Mae, 2.000%, 03/20/52	3.0%
Ginnie Mae, 4.500%, 10/20/55	2.6%
Ginnie Mae - Class FE, 5.639%, 01/20/55	2.3%
Ginnie Mae, 2.500%, 03/20/51	2.3%
Ginnie Mae, 2.000%, 12/20/50	2.2%
Ginnie Mae - Class LF, 5.639%, 06/20/55	1.8%
Ginnie Mae, 3.000%, 10/20/51	1.8%

C000057275
Shareholder Report [Line Items]
Fund Name	Voya GNMA Income Fund
Class Name	Class W
Trading Symbol	IGMWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya GNMA Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 1,110,275,052
Holdings Count | Holding	806
InvestmentCompanyPortfolioTurnover	225.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,110,275,052 # of Portfolio Holdings806 Portfolio Turnover Rate225%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(27.7)%
Asset-Backed Securities	0.0%
Commercial Mortgage-Backed Securities	3.6%
Collateralized Mortgage Obligations	58.3%
U.S. Government Agency Obligations	65.8%

Largest Holdings [Text Block]

Top 10 Holdings

Ginnie Mae, 5.000%, 11/20/55	10.0%
Ginnie Mae, 5.500%, 10/20/55	8.6%
Ginnie Mae, 6.000%, 10/20/55	6.8%
Ginnie Mae, 2.000%, 03/20/52	3.0%
Ginnie Mae, 4.500%, 10/20/55	2.6%
Ginnie Mae - Class FE, 5.639%, 01/20/55	2.3%
Ginnie Mae, 2.500%, 03/20/51	2.3%
Ginnie Mae, 2.000%, 12/20/50	2.2%
Ginnie Mae - Class LF, 5.639%, 06/20/55	1.8%
Ginnie Mae, 3.000%, 10/20/51	1.8%

C000215435
Shareholder Report [Line Items]
Fund Name	Voya Government Money Market Fund
Class Name	Class A
Trading Symbol	VYAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 430,541,404
Holdings Count | Holding	23
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$430,541,404 # of Portfolio Holdings23
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(21.8)%
U.S. Government Agency Debt	25.9%
U.S. Treasury Repurchase Agreements	41.1%
U.S. Treasury Debt	54.8%

C000215437
Shareholder Report [Line Items]
Fund Name	Voya Government Money Market Fund
Class Name	Class C
Trading Symbol	VYBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$68	1.35%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
AssetsNet	$ 430,541,404
Holdings Count | Holding	23
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$430,541,404 # of Portfolio Holdings23
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(21.8)%
U.S. Government Agency Debt	25.9%
U.S. Treasury Repurchase Agreements	41.1%
U.S. Treasury Debt	54.8%

C000215436
Shareholder Report [Line Items]
Fund Name	Voya Government Money Market Fund
Class Name	Class I
Trading Symbol	VYCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 430,541,404
Holdings Count | Holding	23
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$430,541,404 # of Portfolio Holdings23
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(21.8)%
U.S. Government Agency Debt	25.9%
U.S. Treasury Repurchase Agreements	41.1%
U.S. Treasury Debt	54.8%

C000250818
Shareholder Report [Line Items]
Fund Name	Voya Government Money Market Fund
Class Name	Class R6
Trading Symbol	VYHXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 430,541,404
Holdings Count | Holding	23
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$430,541,404 # of Portfolio Holdings23
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(21.8)%
U.S. Government Agency Debt	25.9%
U.S. Treasury Repurchase Agreements	41.1%
U.S. Treasury Debt	54.8%

C000215433
Shareholder Report [Line Items]
Fund Name	Voya Government Money Market Fund
Class Name	Class W
Trading Symbol	VYGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Government Money Market Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 430,541,404
Holdings Count | Holding	23
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$430,541,404 # of Portfolio Holdings23
Holdings [Text Block]

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(21.8)%
U.S. Government Agency Debt	25.9%
U.S. Treasury Repurchase Agreements	41.1%
U.S. Treasury Debt	54.8%

C000023007
Shareholder Report [Line Items]
Fund Name	Voya High Yield Bond Fund
Class Name	Class A
Trading Symbol	IHYAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$52	1.01%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.01%
AssetsNet	$ 257,219,272
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$257,219,272 # of Portfolio Holdings92 Portfolio Turnover Rate111%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.9%
Corporate Bonds/Notes	95.1%

Largest Holdings [Text Block]

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.4%
Iron Mountain, Inc., 6.250%, 01/15/33	2.1%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.6%
Navient Corp., 7.875%, 06/15/32	1.6%
Bombardier, Inc., 6.750%, 06/15/33	1.6%
Caesars Entertainment, Inc., 6.000%, 10/15/32	1.6%
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/32	1.6%
Frontier Communications Holdings LLC, 8.750%, 05/15/30	1.6%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.6%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.6%

C000023009
Shareholder Report [Line Items]
Fund Name	Voya High Yield Bond Fund
Class Name	Class C
Trading Symbol	IMYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$90	1.76%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.76%
AssetsNet	$ 257,219,272
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$257,219,272 # of Portfolio Holdings92 Portfolio Turnover Rate111%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.9%
Corporate Bonds/Notes	95.1%

Largest Holdings [Text Block]

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.4%
Iron Mountain, Inc., 6.250%, 01/15/33	2.1%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.6%
Navient Corp., 7.875%, 06/15/32	1.6%
Bombardier, Inc., 6.750%, 06/15/33	1.6%
Caesars Entertainment, Inc., 6.000%, 10/15/32	1.6%
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/32	1.6%
Frontier Communications Holdings LLC, 8.750%, 05/15/30	1.6%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.6%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.6%

C000069597
Shareholder Report [Line Items]
Fund Name	Voya High Yield Bond Fund
Class Name	Class I
Trading Symbol	IHYIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$36	0.69%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%
AssetsNet	$ 257,219,272
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$257,219,272 # of Portfolio Holdings92 Portfolio Turnover Rate111%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.9%
Corporate Bonds/Notes	95.1%

Largest Holdings [Text Block]

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.4%
Iron Mountain, Inc., 6.250%, 01/15/33	2.1%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.6%
Navient Corp., 7.875%, 06/15/32	1.6%
Bombardier, Inc., 6.750%, 06/15/33	1.6%
Caesars Entertainment, Inc., 6.000%, 10/15/32	1.6%
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/32	1.6%
Frontier Communications Holdings LLC, 8.750%, 05/15/30	1.6%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.6%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.6%

C000139707
Shareholder Report [Line Items]
Fund Name	Voya High Yield Bond Fund
Class Name	Class R
Trading Symbol	IRSTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$65	1.26%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.26%
AssetsNet	$ 257,219,272
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$257,219,272 # of Portfolio Holdings92 Portfolio Turnover Rate111%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.9%
Corporate Bonds/Notes	95.1%

Largest Holdings [Text Block]

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.4%
Iron Mountain, Inc., 6.250%, 01/15/33	2.1%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.6%
Navient Corp., 7.875%, 06/15/32	1.6%
Bombardier, Inc., 6.750%, 06/15/33	1.6%
Caesars Entertainment, Inc., 6.000%, 10/15/32	1.6%
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/32	1.6%
Frontier Communications Holdings LLC, 8.750%, 05/15/30	1.6%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.6%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.6%

C000172347
Shareholder Report [Line Items]
Fund Name	Voya High Yield Bond Fund
Class Name	Class R6
Trading Symbol	VHYRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$32	0.62%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%
AssetsNet	$ 257,219,272
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$257,219,272 # of Portfolio Holdings92 Portfolio Turnover Rate111%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.9%
Corporate Bonds/Notes	95.1%

Largest Holdings [Text Block]

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.4%
Iron Mountain, Inc., 6.250%, 01/15/33	2.1%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.6%
Navient Corp., 7.875%, 06/15/32	1.6%
Bombardier, Inc., 6.750%, 06/15/33	1.6%
Caesars Entertainment, Inc., 6.000%, 10/15/32	1.6%
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/32	1.6%
Frontier Communications Holdings LLC, 8.750%, 05/15/30	1.6%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.6%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.6%

C000103051
Shareholder Report [Line Items]
Fund Name	Voya High Yield Bond Fund
Class Name	Class W
Trading Symbol	IHYWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya High Yield Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 257,219,272
Holdings Count | Holding	92
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$257,219,272 # of Portfolio Holdings92 Portfolio Turnover Rate111%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.9%
Corporate Bonds/Notes	95.1%

Largest Holdings [Text Block]

Top 10 Holdings

OneMain Finance Corp., 7.125%, 09/15/32	2.4%
Iron Mountain, Inc., 6.250%, 01/15/33	2.1%
Fortress Transportation and Infrastructure Investors LLC, 7.875%, 12/01/30	1.6%
Navient Corp., 7.875%, 06/15/32	1.6%
Bombardier, Inc., 6.750%, 06/15/33	1.6%
Caesars Entertainment, Inc., 6.000%, 10/15/32	1.6%
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.750%, 08/15/32	1.6%
Frontier Communications Holdings LLC, 8.750%, 05/15/30	1.6%
Sirius XM Radio, Inc., 5.500%, 07/01/29	1.6%
Panther Escrow Issuer LLC, 7.125%, 06/01/31	1.6%

C000023012
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Fund
Class Name	Class A
Trading Symbol	IIBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 9,937,702,591
Holdings Count | Holding	2,463
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,937,702,591 # of Portfolio Holdings2,463 Portfolio Turnover Rate76%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.4%
Sovereign Bonds	2.1%
Commercial Mortgage-Backed Securities	10.1%
U.S. Treasury Obligations	12.0%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.5%
U.S. Government Agency Obligations	15.1%
Corporate Bonds/Notes	26.4%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Bonds, 4.875%, 08/15/45	2.6%
United States Treasury Notes, 3.875%, 09/30/32	1.7%
United States Treasury Notes, 3.500%, 09/30/27	1.3%
United States Treasury Notes, 3.375%, 09/15/28	1.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
United States Treasury Notes, 3.625%, 09/30/30	1.1%
United States Treasury Notes, 4.250%, 08/15/35	1.1%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Ginnie Mae, 5.500%, 10/20/55	0.8%

C000023014
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Fund
Class Name	Class C
Trading Symbol	IICCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$71	1.39%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.39%
AssetsNet	$ 9,937,702,591
Holdings Count | Holding	2,463
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,937,702,591 # of Portfolio Holdings2,463 Portfolio Turnover Rate76%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.4%
Sovereign Bonds	2.1%
Commercial Mortgage-Backed Securities	10.1%
U.S. Treasury Obligations	12.0%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.5%
U.S. Government Agency Obligations	15.1%
Corporate Bonds/Notes	26.4%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Bonds, 4.875%, 08/15/45	2.6%
United States Treasury Notes, 3.875%, 09/30/32	1.7%
United States Treasury Notes, 3.500%, 09/30/27	1.3%
United States Treasury Notes, 3.375%, 09/15/28	1.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
United States Treasury Notes, 3.625%, 09/30/30	1.1%
United States Treasury Notes, 4.250%, 08/15/35	1.1%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Ginnie Mae, 5.500%, 10/20/55	0.8%

C000023015
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Fund
Class Name	Class I
Trading Symbol	IICIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 9,937,702,591
Holdings Count | Holding	2,463
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,937,702,591 # of Portfolio Holdings2,463 Portfolio Turnover Rate76%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.4%
Sovereign Bonds	2.1%
Commercial Mortgage-Backed Securities	10.1%
U.S. Treasury Obligations	12.0%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.5%
U.S. Government Agency Obligations	15.1%
Corporate Bonds/Notes	26.4%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Bonds, 4.875%, 08/15/45	2.6%
United States Treasury Notes, 3.875%, 09/30/32	1.7%
United States Treasury Notes, 3.500%, 09/30/27	1.3%
United States Treasury Notes, 3.375%, 09/15/28	1.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
United States Treasury Notes, 3.625%, 09/30/30	1.1%
United States Treasury Notes, 4.250%, 08/15/35	1.1%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Ginnie Mae, 5.500%, 10/20/55	0.8%

C000023011
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Fund
Class Name	Class R
Trading Symbol	IIBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$45	0.89%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%
AssetsNet	$ 9,937,702,591
Holdings Count | Holding	2,463
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,937,702,591 # of Portfolio Holdings2,463 Portfolio Turnover Rate76%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.4%
Sovereign Bonds	2.1%
Commercial Mortgage-Backed Securities	10.1%
U.S. Treasury Obligations	12.0%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.5%
U.S. Government Agency Obligations	15.1%
Corporate Bonds/Notes	26.4%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Bonds, 4.875%, 08/15/45	2.6%
United States Treasury Notes, 3.875%, 09/30/32	1.7%
United States Treasury Notes, 3.500%, 09/30/27	1.3%
United States Treasury Notes, 3.375%, 09/15/28	1.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
United States Treasury Notes, 3.625%, 09/30/30	1.1%
United States Treasury Notes, 4.250%, 08/15/35	1.1%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Ginnie Mae, 5.500%, 10/20/55	0.8%

C000122010
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Fund
Class Name	Class R6
Trading Symbol	IIBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 9,937,702,591
Holdings Count | Holding	2,463
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,937,702,591 # of Portfolio Holdings2,463 Portfolio Turnover Rate76%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.4%
Sovereign Bonds	2.1%
Commercial Mortgage-Backed Securities	10.1%
U.S. Treasury Obligations	12.0%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.5%
U.S. Government Agency Obligations	15.1%
Corporate Bonds/Notes	26.4%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Bonds, 4.875%, 08/15/45	2.6%
United States Treasury Notes, 3.875%, 09/30/32	1.7%
United States Treasury Notes, 3.500%, 09/30/27	1.3%
United States Treasury Notes, 3.375%, 09/15/28	1.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
United States Treasury Notes, 3.625%, 09/30/30	1.1%
United States Treasury Notes, 4.250%, 08/15/35	1.1%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Ginnie Mae, 5.500%, 10/20/55	0.8%

C000057276
Shareholder Report [Line Items]
Fund Name	Voya Intermediate Bond Fund
Class Name	Class W
Trading Symbol	IIBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Intermediate Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$20	0.39%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 9,937,702,591
Holdings Count | Holding	2,463
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$9,937,702,591 # of Portfolio Holdings2,463 Portfolio Turnover Rate76%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	7.4%
Sovereign Bonds	2.1%
Commercial Mortgage-Backed Securities	10.1%
U.S. Treasury Obligations	12.0%
Asset-Backed Securities	12.4%
Collateralized Mortgage Obligations	14.5%
U.S. Government Agency Obligations	15.1%
Corporate Bonds/Notes	26.4%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Bonds, 4.875%, 08/15/45	2.6%
United States Treasury Notes, 3.875%, 09/30/32	1.7%
United States Treasury Notes, 3.500%, 09/30/27	1.3%
United States Treasury Notes, 3.375%, 09/15/28	1.3%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.1%
Uniform Mortgage-Backed Securities, 2.500%, 02/01/52	1.2%
United States Treasury Notes, 3.625%, 09/30/30	1.1%
United States Treasury Notes, 4.250%, 08/15/35	1.1%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	0.9%
Ginnie Mae, 5.500%, 10/20/55	0.8%

C000121358
Shareholder Report [Line Items]
Fund Name	Voya Short Duration Bond Fund
Class Name	Class A
Trading Symbol	IASBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 382,830,172
Holdings Count | Holding	649
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$382,830,172 # of Portfolio Holdings649 Portfolio Turnover Rate101%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.5%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	4.1%
Collateralized Mortgage Obligations	11.7%
Commercial Mortgage-Backed Securities	13.4%
Asset-Backed Securities	16.7%
Corporate Bonds/Notes	47.5%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.500%, 09/30/27	2.0%
Fannie Mae REMIC Trust - Class FH, 5.606%, 01/25/55	1.1%
Freddie Mac REMIC Trust - Class FA, 5.037%, 04/15/36	1.1%
Freddie Mac REMIC Trust - Class FA, 5.605%, 10/25/55	1.0%
United States Treasury Notes, 3.625%, 09/30/30	0.9%
Freddie Mac Strips - Class F43, 5.156%, 10/25/53	0.9%
Fannie Mae REMIC Trust - Class FD, 5.556%, 12/25/54	0.9%
Freddie Mac Strips - Class F44, 5.356%, 10/25/53	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac REMIC Trust - Class PF, 4.887%, 02/15/36	0.7%

C000121359
Shareholder Report [Line Items]
Fund Name	Voya Short Duration Bond Fund
Class Name	Class C
Trading Symbol	ICSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$72	1.41%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.41%
AssetsNet	$ 382,830,172
Holdings Count | Holding	649
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$382,830,172 # of Portfolio Holdings649 Portfolio Turnover Rate101%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.5%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	4.1%
Collateralized Mortgage Obligations	11.7%
Commercial Mortgage-Backed Securities	13.4%
Asset-Backed Securities	16.7%
Corporate Bonds/Notes	47.5%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.500%, 09/30/27	2.0%
Fannie Mae REMIC Trust - Class FH, 5.606%, 01/25/55	1.1%
Freddie Mac REMIC Trust - Class FA, 5.037%, 04/15/36	1.1%
Freddie Mac REMIC Trust - Class FA, 5.605%, 10/25/55	1.0%
United States Treasury Notes, 3.625%, 09/30/30	0.9%
Freddie Mac Strips - Class F43, 5.156%, 10/25/53	0.9%
Fannie Mae REMIC Trust - Class FD, 5.556%, 12/25/54	0.9%
Freddie Mac Strips - Class F44, 5.356%, 10/25/53	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac REMIC Trust - Class PF, 4.887%, 02/15/36	0.7%

C000121360
Shareholder Report [Line Items]
Fund Name	Voya Short Duration Bond Fund
Class Name	Class I
Trading Symbol	IISBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 382,830,172
Holdings Count | Holding	649
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$382,830,172 # of Portfolio Holdings649 Portfolio Turnover Rate101%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.5%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	4.1%
Collateralized Mortgage Obligations	11.7%
Commercial Mortgage-Backed Securities	13.4%
Asset-Backed Securities	16.7%
Corporate Bonds/Notes	47.5%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.500%, 09/30/27	2.0%
Fannie Mae REMIC Trust - Class FH, 5.606%, 01/25/55	1.1%
Freddie Mac REMIC Trust - Class FA, 5.037%, 04/15/36	1.1%
Freddie Mac REMIC Trust - Class FA, 5.605%, 10/25/55	1.0%
United States Treasury Notes, 3.625%, 09/30/30	0.9%
Freddie Mac Strips - Class F43, 5.156%, 10/25/53	0.9%
Fannie Mae REMIC Trust - Class FD, 5.556%, 12/25/54	0.9%
Freddie Mac Strips - Class F44, 5.356%, 10/25/53	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac REMIC Trust - Class PF, 4.887%, 02/15/36	0.7%

C000121361
Shareholder Report [Line Items]
Fund Name	Voya Short Duration Bond Fund
Class Name	Class R
Trading Symbol	VSTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$46	0.91%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
AssetsNet	$ 382,830,172
Holdings Count | Holding	649
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$382,830,172 # of Portfolio Holdings649 Portfolio Turnover Rate101%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.5%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	4.1%
Collateralized Mortgage Obligations	11.7%
Commercial Mortgage-Backed Securities	13.4%
Asset-Backed Securities	16.7%
Corporate Bonds/Notes	47.5%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.500%, 09/30/27	2.0%
Fannie Mae REMIC Trust - Class FH, 5.606%, 01/25/55	1.1%
Freddie Mac REMIC Trust - Class FA, 5.037%, 04/15/36	1.1%
Freddie Mac REMIC Trust - Class FA, 5.605%, 10/25/55	1.0%
United States Treasury Notes, 3.625%, 09/30/30	0.9%
Freddie Mac Strips - Class F43, 5.156%, 10/25/53	0.9%
Fannie Mae REMIC Trust - Class FD, 5.556%, 12/25/54	0.9%
Freddie Mac Strips - Class F44, 5.356%, 10/25/53	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac REMIC Trust - Class PF, 4.887%, 02/15/36	0.7%

C000129860
Shareholder Report [Line Items]
Fund Name	Voya Short Duration Bond Fund
Class Name	Class R6
Trading Symbol	IGZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 382,830,172
Holdings Count | Holding	649
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$382,830,172 # of Portfolio Holdings649 Portfolio Turnover Rate101%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.5%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	4.1%
Collateralized Mortgage Obligations	11.7%
Commercial Mortgage-Backed Securities	13.4%
Asset-Backed Securities	16.7%
Corporate Bonds/Notes	47.5%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.500%, 09/30/27	2.0%
Fannie Mae REMIC Trust - Class FH, 5.606%, 01/25/55	1.1%
Freddie Mac REMIC Trust - Class FA, 5.037%, 04/15/36	1.1%
Freddie Mac REMIC Trust - Class FA, 5.605%, 10/25/55	1.0%
United States Treasury Notes, 3.625%, 09/30/30	0.9%
Freddie Mac Strips - Class F43, 5.156%, 10/25/53	0.9%
Fannie Mae REMIC Trust - Class FD, 5.556%, 12/25/54	0.9%
Freddie Mac Strips - Class F44, 5.356%, 10/25/53	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac REMIC Trust - Class PF, 4.887%, 02/15/36	0.7%

C000121362
Shareholder Report [Line Items]
Fund Name	Voya Short Duration Bond Fund
Class Name	Class W
Trading Symbol	IWSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Short Duration Bond Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 382,830,172
Holdings Count | Holding	649
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$382,830,172 # of Portfolio Holdings649 Portfolio Turnover Rate101%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.5%
U.S. Government Agency Obligations	0.1%
U.S. Treasury Obligations	4.1%
Collateralized Mortgage Obligations	11.7%
Commercial Mortgage-Backed Securities	13.4%
Asset-Backed Securities	16.7%
Corporate Bonds/Notes	47.5%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 3.500%, 09/30/27	2.0%
Fannie Mae REMIC Trust - Class FH, 5.606%, 01/25/55	1.1%
Freddie Mac REMIC Trust - Class FA, 5.037%, 04/15/36	1.1%
Freddie Mac REMIC Trust - Class FA, 5.605%, 10/25/55	1.0%
United States Treasury Notes, 3.625%, 09/30/30	0.9%
Freddie Mac Strips - Class F43, 5.156%, 10/25/53	0.9%
Fannie Mae REMIC Trust - Class FD, 5.556%, 12/25/54	0.9%
Freddie Mac Strips - Class F44, 5.356%, 10/25/53	0.8%
BMW Vehicle Lease Trust - Class A4, 5.000%, 06/25/27	0.8%
Freddie Mac REMIC Trust - Class PF, 4.887%, 02/15/36	0.7%

C000240916
Shareholder Report [Line Items]
Fund Name	Voya Short Duration High Income Fund
Class Name	Class A
Trading Symbol	VVJBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$42	0.84%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
AssetsNet	$ 252,206,016
Holdings Count | Holding	116
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$252,206,016 # of Portfolio Holdings116 Portfolio Turnover Rate20%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.0%
Common Stock	0.0%
Bank Loans	6.6%
Corporate Bonds/Notes	87.4%

Largest Holdings [Text Block]

Top 10 Holdings

Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/30	2.3%
Asurion LLC, 9.528%, 01/20/29	2.3%
Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/29	2.2%
Excelerate Energy L.P., 8.000%, 05/15/30	2.1%
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/29	2.1%
Sunoco L.P. / Sunoco Finance Corp., 7.000%, 09/15/28	2.1%
NRG Energy, Inc., 5.750%, 01/15/28	2.0%
Quikrete Holdings, Inc., 6.413%, 02/10/32	2.0%
Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/29	1.9%
ContourGlobal Power Holdings SA, 6.750%, 02/28/30	1.9%

C000242678
Shareholder Report [Line Items]
Fund Name	Voya Short Duration High Income Fund
Class Name	Class C
Trading Symbol	VVJGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$80	1.59%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.59%
AssetsNet	$ 252,206,016
Holdings Count | Holding	116
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$252,206,016 # of Portfolio Holdings116 Portfolio Turnover Rate20%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.0%
Common Stock	0.0%
Bank Loans	6.6%
Corporate Bonds/Notes	87.4%

Largest Holdings [Text Block]

Top 10 Holdings

Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/30	2.3%
Asurion LLC, 9.528%, 01/20/29	2.3%
Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/29	2.2%
Excelerate Energy L.P., 8.000%, 05/15/30	2.1%
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/29	2.1%
Sunoco L.P. / Sunoco Finance Corp., 7.000%, 09/15/28	2.1%
NRG Energy, Inc., 5.750%, 01/15/28	2.0%
Quikrete Holdings, Inc., 6.413%, 02/10/32	2.0%
Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/29	1.9%
ContourGlobal Power Holdings SA, 6.750%, 02/28/30	1.9%

C000240914
Shareholder Report [Line Items]
Fund Name	Voya Short Duration High Income Fund
Class Name	Class I
Trading Symbol	VVJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 252,206,016
Holdings Count | Holding	116
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$252,206,016 # of Portfolio Holdings116 Portfolio Turnover Rate20%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.0%
Common Stock	0.0%
Bank Loans	6.6%
Corporate Bonds/Notes	87.4%

Largest Holdings [Text Block]

Top 10 Holdings

Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/30	2.3%
Asurion LLC, 9.528%, 01/20/29	2.3%
Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/29	2.2%
Excelerate Energy L.P., 8.000%, 05/15/30	2.1%
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/29	2.1%
Sunoco L.P. / Sunoco Finance Corp., 7.000%, 09/15/28	2.1%
NRG Energy, Inc., 5.750%, 01/15/28	2.0%
Quikrete Holdings, Inc., 6.413%, 02/10/32	2.0%
Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/29	1.9%
ContourGlobal Power Holdings SA, 6.750%, 02/28/30	1.9%

C000240915
Shareholder Report [Line Items]
Fund Name	Voya Short Duration High Income Fund
Class Name	Class R6
Trading Symbol	VVJDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 252,206,016
Holdings Count | Holding	116
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$252,206,016 # of Portfolio Holdings116 Portfolio Turnover Rate20%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.0%
Common Stock	0.0%
Bank Loans	6.6%
Corporate Bonds/Notes	87.4%

Largest Holdings [Text Block]

Top 10 Holdings

Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/30	2.3%
Asurion LLC, 9.528%, 01/20/29	2.3%
Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/29	2.2%
Excelerate Energy L.P., 8.000%, 05/15/30	2.1%
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/29	2.1%
Sunoco L.P. / Sunoco Finance Corp., 7.000%, 09/15/28	2.1%
NRG Energy, Inc., 5.750%, 01/15/28	2.0%
Quikrete Holdings, Inc., 6.413%, 02/10/32	2.0%
Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/29	1.9%
ContourGlobal Power Holdings SA, 6.750%, 02/28/30	1.9%

C000259081
Shareholder Report [Line Items]
Fund Name	Voya Short Duration High Income Fund
Class Name	Class W
Trading Symbol	VVJWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Short Duration High Income Fund for the period of August 8, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class WFootnote Reference*	$9	0.59%
Footnote	Description
Footnote*	Expenses are for the period from August 8, 2025, commencement of operations, to September 30, 2025. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.59%
AssetsNet	$ 252,206,016
Holdings Count | Holding	116
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$252,206,016 # of Portfolio Holdings116 Portfolio Turnover Rate20%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	6.0%
Common Stock	0.0%
Bank Loans	6.6%
Corporate Bonds/Notes	87.4%

Largest Holdings [Text Block]

Top 10 Holdings

Albion Financing 1 Sarl / Aggreko Holdings, Inc., 7.000%, 05/21/30	2.3%
Asurion LLC, 9.528%, 01/20/29	2.3%
Victra Holdings LLC / Victra Finance Corp., 8.750%, 09/15/29	2.2%
Excelerate Energy L.P., 8.000%, 05/15/30	2.1%
Global Auto Holdings Ltd./AAG FH UK Ltd., 11.500%, 08/15/29	2.1%
Sunoco L.P. / Sunoco Finance Corp., 7.000%, 09/15/28	2.1%
NRG Energy, Inc., 5.750%, 01/15/28	2.0%
Quikrete Holdings, Inc., 6.413%, 02/10/32	2.0%
Provident Funding Associates L.P. / PFG Finance Corp., 9.750%, 09/15/29	1.9%
ContourGlobal Power Holdings SA, 6.750%, 02/28/30	1.9%

C000119020
Shareholder Report [Line Items]
Fund Name	Voya Strategic Income Opportunities Fund
Class Name	Class A
Trading Symbol	ISIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class A	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 2,141,883,479
Holdings Count | Holding	1,659
InvestmentCompanyPortfolioTurnover	176.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,141,883,479 # of Portfolio Holdings1,659 Portfolio Turnover Rate176%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.9%
Common Stock	0.0%
U.S. Treasury Obligations	1.7%
Sovereign Bonds	3.5%
Bank Loans	6.7%
U.S. Government Agency Obligations	7.0%
Asset-Backed Securities	11.4%
Commercial Mortgage-Backed Securities	18.6%
Corporate Bonds/Notes	22.5%
Collateralized Mortgage Obligations	27.7%

Largest Holdings [Text Block]

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.956%, 02/25/55	2.1%
Ginnie Mae, 6.500%, 09/20/55	2.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.8%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Ginnie Mae, 6.500%, 05/20/65	1.1%
United States Treasury Notes, 3.500%, 09/30/27	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
United States Treasury Notes, 3.875%, 09/30/32	0.5%
Ginnie Mae, 5.000%, 10/20/55	0.5%

C000119021
Shareholder Report [Line Items]
Fund Name	Voya Strategic Income Opportunities Fund
Class Name	Class C
Trading Symbol	ISICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class C	$82	1.60%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.60%
AssetsNet	$ 2,141,883,479
Holdings Count | Holding	1,659
InvestmentCompanyPortfolioTurnover	176.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,141,883,479 # of Portfolio Holdings1,659 Portfolio Turnover Rate176%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.9%
Common Stock	0.0%
U.S. Treasury Obligations	1.7%
Sovereign Bonds	3.5%
Bank Loans	6.7%
U.S. Government Agency Obligations	7.0%
Asset-Backed Securities	11.4%
Commercial Mortgage-Backed Securities	18.6%
Corporate Bonds/Notes	22.5%
Collateralized Mortgage Obligations	27.7%

Largest Holdings [Text Block]

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.956%, 02/25/55	2.1%
Ginnie Mae, 6.500%, 09/20/55	2.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.8%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Ginnie Mae, 6.500%, 05/20/65	1.1%
United States Treasury Notes, 3.500%, 09/30/27	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
United States Treasury Notes, 3.875%, 09/30/32	0.5%
Ginnie Mae, 5.000%, 10/20/55	0.5%

C000119022
Shareholder Report [Line Items]
Fund Name	Voya Strategic Income Opportunities Fund
Class Name	Class I
Trading Symbol	IISIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 2,141,883,479
Holdings Count | Holding	1,659
InvestmentCompanyPortfolioTurnover	176.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,141,883,479 # of Portfolio Holdings1,659 Portfolio Turnover Rate176%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.9%
Common Stock	0.0%
U.S. Treasury Obligations	1.7%
Sovereign Bonds	3.5%
Bank Loans	6.7%
U.S. Government Agency Obligations	7.0%
Asset-Backed Securities	11.4%
Commercial Mortgage-Backed Securities	18.6%
Corporate Bonds/Notes	22.5%
Collateralized Mortgage Obligations	27.7%

Largest Holdings [Text Block]

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.956%, 02/25/55	2.1%
Ginnie Mae, 6.500%, 09/20/55	2.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.8%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Ginnie Mae, 6.500%, 05/20/65	1.1%
United States Treasury Notes, 3.500%, 09/30/27	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
United States Treasury Notes, 3.875%, 09/30/32	0.5%
Ginnie Mae, 5.000%, 10/20/55	0.5%

C000119023
Shareholder Report [Line Items]
Fund Name	Voya Strategic Income Opportunities Fund
Class Name	Class R
Trading Symbol	ISIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R	$56	1.10%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%
AssetsNet	$ 2,141,883,479
Holdings Count | Holding	1,659
InvestmentCompanyPortfolioTurnover	176.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,141,883,479 # of Portfolio Holdings1,659 Portfolio Turnover Rate176%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.9%
Common Stock	0.0%
U.S. Treasury Obligations	1.7%
Sovereign Bonds	3.5%
Bank Loans	6.7%
U.S. Government Agency Obligations	7.0%
Asset-Backed Securities	11.4%
Commercial Mortgage-Backed Securities	18.6%
Corporate Bonds/Notes	22.5%
Collateralized Mortgage Obligations	27.7%

Largest Holdings [Text Block]

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.956%, 02/25/55	2.1%
Ginnie Mae, 6.500%, 09/20/55	2.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.8%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Ginnie Mae, 6.500%, 05/20/65	1.1%
United States Treasury Notes, 3.500%, 09/30/27	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
United States Treasury Notes, 3.875%, 09/30/32	0.5%
Ginnie Mae, 5.000%, 10/20/55	0.5%

C000159021
Shareholder Report [Line Items]
Fund Name	Voya Strategic Income Opportunities Fund
Class Name	Class R6
Trading Symbol	VSIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$28	0.54%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%
AssetsNet	$ 2,141,883,479
Holdings Count | Holding	1,659
InvestmentCompanyPortfolioTurnover	176.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,141,883,479 # of Portfolio Holdings1,659 Portfolio Turnover Rate176%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.9%
Common Stock	0.0%
U.S. Treasury Obligations	1.7%
Sovereign Bonds	3.5%
Bank Loans	6.7%
U.S. Government Agency Obligations	7.0%
Asset-Backed Securities	11.4%
Commercial Mortgage-Backed Securities	18.6%
Corporate Bonds/Notes	22.5%
Collateralized Mortgage Obligations	27.7%

Largest Holdings [Text Block]

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.956%, 02/25/55	2.1%
Ginnie Mae, 6.500%, 09/20/55	2.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.8%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Ginnie Mae, 6.500%, 05/20/65	1.1%
United States Treasury Notes, 3.500%, 09/30/27	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
United States Treasury Notes, 3.875%, 09/30/32	0.5%
Ginnie Mae, 5.000%, 10/20/55	0.5%

C000119024
Shareholder Report [Line Items]
Fund Name	Voya Strategic Income Opportunities Fund
Class Name	Class W
Trading Symbol	ISIWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Strategic Income Opportunities Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class W	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
AssetsNet	$ 2,141,883,479
Holdings Count | Holding	1,659
InvestmentCompanyPortfolioTurnover	176.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,141,883,479 # of Portfolio Holdings1,659 Portfolio Turnover Rate176%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	0.9%
Common Stock	0.0%
U.S. Treasury Obligations	1.7%
Sovereign Bonds	3.5%
Bank Loans	6.7%
U.S. Government Agency Obligations	7.0%
Asset-Backed Securities	11.4%
Commercial Mortgage-Backed Securities	18.6%
Corporate Bonds/Notes	22.5%
Collateralized Mortgage Obligations	27.7%

Largest Holdings [Text Block]

Top 10 Holdings

Freddie Mac REMIC Trust - Class FD, 5.956%, 02/25/55	2.1%
Ginnie Mae, 6.500%, 09/20/55	2.0%
Brazil Letras do Tesouro Nacional, 15.084%, 01/01/26	1.8%
Ginnie Mae, 6.500%, 02/20/55	1.4%
Ginnie Mae, 6.500%, 05/20/65	1.1%
United States Treasury Notes, 3.500%, 09/30/27	0.6%
Prima Capital CRE Securitization Ltd. - Class D, 4.250%, 12/25/50	0.6%
Fannie Mae REMIC Trust - Class IM, 4.500%, 07/25/51	0.6%
United States Treasury Notes, 3.875%, 09/30/32	0.5%
Ginnie Mae, 5.000%, 10/20/55	0.5%

C000240817
Shareholder Report [Line Items]
Fund Name	Voya VACS Series HYB Fund
Class Name	Portfolio
Trading Symbol	VVITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Series HYB Fund for the period of April 1, 2025 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Series	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
AssetsNet	$ 309,547,612
Holdings Count | Holding	337
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$309,547,612 # of Portfolio Holdings337 Portfolio Turnover Rate36%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.3%
Corporate Bonds/Notes	96.7%

Largest Holdings [Text Block]

Top 10 Holdings

Warnermedia Holdings, Inc., 4.279%, 03/15/32	1.0%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.9%
Medline Borrower L.P., 5.250%, 10/01/29	0.9%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.500%, 10/01/31	0.7%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.7%
Quikrete Holdings, Inc., 6.375%, 03/01/32	0.7%
New Gold, Inc., 6.875%, 04/01/32	0.7%
Iron Mountain, Inc., 5.250%, 07/15/30	0.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/28	0.6%